Impairment (Tables)	12 Months Ended
Dec. 31, 2023
Impairment [Abstract]
Schedule of Impairment Loss (Reversal) in the Consolidated Statements of Profit or Loss	The following tables summarize the impairment loss (reversal) in the consolidated statements of profit or loss and comprehensive profit or loss:
	Year ended December 31,
	2023	2022
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	12,252	75,213
Impairment on goodwill	—	17,900
	12,252	93,113

Schedule of Impairment Loss (Reversal) in the Comprehensive Profit or Loss
Year ended December 31,
							2023
	Short-term prepaid deposits	Equipment and construction prepayments	Assets held for sale	ROU assets	Property, plant and equipment	Goodwill	Total
Immersion cooling equipment	—	—	—	—	1,882	—	1,882
Short-term deposits	6,982	—	—	—	—	—	6,982
Miners held for sale	—	—	388	—	—	—	388
Suni mineral asset	—	—	—	—	3,000	—	3,000
	6,982	—	388	—	4,882	—	12,252

Year ended December 31,
							2022
Washington State cryptocurrency Mining CGU (“Washington CGU”)	—	—	—	306	6,208	17,900	24,414
Argentina cryptocurrency Mining CGU (“Argentina CGU”)	—	50,326	—	1,728	32,027	—	84,081
Quebec cryptocurrency Mining CGU (“Quebec CGU”)	—	(11,641)	—	—	—	—	(11,641)
Paraguay cryptocurrency Mining CGU (“Paraguay CGU”)	—	(8,486)	—		—	—	(8,486)
Miners held for sale	—	—	545	—	—	—	545
Suni mineral asset	—	—	—	—	4,200	—	4,200
	—	30,199	545	2,034	42,435	17,900	93,113